General Information - Consolidated Subsidiaries Acquired or Newly Established (Detail) - Subsidiaries [member]	12 Months Ended
Dec. 31, 2023
QSONE Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Date of addition	2023-03
Ownership (%)	100.00%
Reason	Reclassification from associate
POSCO PS Tech [Member]
Disclosure of subsidiaries [line items]
Date of addition	2023-04
Ownership (%)	100.00%
Reason	New establishment
POSCO PR Tech [Member]
Disclosure of subsidiaries [line items]
Date of addition	2023-04
Ownership (%)	100.00%
Reason	New establishment
POSCO PH Solution [Member]
Disclosure of subsidiaries [line items]
Date of addition	2023-04
Ownership (%)	100.00%
Reason	New establishment
POSCO GYS Tech [Member]
Disclosure of subsidiaries [line items]
Date of addition	2023-04
Ownership (%)	100.00%
Reason	New establishment
POSCO GYR Tech [Member]
Disclosure of subsidiaries [line items]
Date of addition	2023-04
Ownership (%)	100.00%
Reason	New establishment
POSCO GY Solution [Member]
Disclosure of subsidiaries [line items]
Date of addition	2023-04
Ownership (%)	100.00%
Reason	New establishment
PT AGPA REFINERY COMPLEX [Member]
Disclosure of subsidiaries [line items]
Date of addition	2023-05
Ownership (%)	100.00%
Reason	New establishment
Port Hedland Green Steel Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Date of addition	2023-06
Ownership (%)	100.00%
Reason	New establishment
POSCO MOBILITY SOLUTION POLAND Sp. z o.o., [Member]
Disclosure of subsidiaries [line items]
Date of addition	2023-07
Ownership (%)	100.00%
Reason	New establishment
PCC Facilities Component Fund [Member]
Disclosure of subsidiaries [line items]
Date of addition	2023-07
Ownership (%)	60.00%
Reason	New establishment
PT POSCO INTERNATIONAL ENP INDONESIA [Member]
Disclosure of subsidiaries [line items]
Date of addition	2023-09
Ownership (%)	100.00%
Reason	New establishment
POSCO INTERNATIONAL EP USA Inc. [Member]
Disclosure of subsidiaries [line items]
Date of addition	2023-10
Ownership (%)	100.00%
Reason	New establishment
POSCO FLOW CANADA INC. [Member]
Disclosure of subsidiaries [line items]
Date of addition	2023-11
Ownership (%)	100.00%
Reason	New establishment
POSCO FLOW (Shanghai) Co.,Ltd [Member]
Disclosure of subsidiaries [line items]
Date of addition	2023-12
Ownership (%)	100.00%
Reason	New establishment
POSCO HOLDINGS CVC 2nd Fund [Member]
Disclosure of subsidiaries [line items]
Date of addition	2023-12
Ownership (%)	100.00%
Reason	New establishment
International Energy Expansion for Technology Innovation Fund [Member]
Disclosure of subsidiaries [line items]
Date of addition	2023-12
Ownership (%)	60.00%
Reason	New establishment